STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)				1 Months Ended			9 Months Ended
	Jul. 19, 2021	Jul. 14, 2021	Jul. 12, 2021	Sep. 22, 2021	Aug. 31, 2021	Aug. 19, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, shares authorized							20,000,000,000		20,000,000,000
Common stock par value							$ 0.0001		$ 0.0001
Common stock, shares issued							4,922,968,442		4,088,762,156
Common stock, shares outstanding							4,922,968,442		4,088,762,156
Stock options options							0
Net proceeds							$ 8,000,000	$ 0
Cash							2,564,492	$ 519	$ 337	$ 1,210
Public Offering [Member]
Class of Stock [Line Items]
Net proceeds						$ 2,790,000
Public Offering [Member] | First Closing [Member]
Class of Stock [Line Items]
Offering cost						$ 45,000,000
Number of shares sell						31,799,260
Net of discounts						$ 3,300,000
Cash							150,000
Public Offering [Member] | First Closing [Member] | J H Darbie C O [Member]
Class of Stock [Line Items]
Placement fee							275,000
Cash							125,000
Public Offering [Member] | Second Closing [Member]
Class of Stock [Line Items]
Number of shares sell					27,297,995
Net of discounts					$ 3,300,000
Net proceeds					$ 2,885,000
Cash							150,000
Public Offering [Member] | Second Closing [Member] | J H Darbie C O [Member]
Class of Stock [Line Items]
Placement fee							262,000
Cash							112,000
Public Offering [Member] | Third Closing [Member]
Class of Stock [Line Items]
Number of shares sell				25,630,272
Net of discounts				$ 2,000,000
Net proceeds				$ 1,915,000
Cash							100,000
Public Offering [Member] | Third Closing [Member] | J H Darbie C O [Member]
Class of Stock [Line Items]
Placement fee							185,000
Cash							$ 85,000
Conversion Of Convertible Debt [Member]
Class of Stock [Line Items]
Debt converted, shares issued	2,898,382	45,037,115	1,784,146
Debt converted, amount converted	$ 10,497	$ 93,864	$ 42,350
Class D Voting Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock - par value							$ 0.01		$ 0.01
Convertible preferred stock - shares issued							88,235		88,235
Convertible preferred stock - shares outstanding							88,235		88,235